Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance (Details) - GBP (£)
£ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 1,682	£ 1,541
On-balance sheet:
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	54,655	62,029
On-balance sheet: | Cash and balances at central banks
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,480	1,330
On-balance sheet: | Loans and advances to banks
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	191	130
On-balance sheet: | Loans and advances to customers | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	27,088	24,155
On-balance sheet: | Loans and advances to customers | Other
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	20,699	32,001
On-balance sheet: | Other financial assets at amortised cost
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	14	48
On-balance sheet: | Financial assets at fair value through other comprehensive income
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	5,183	4,365
Off-balance sheet
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 10,185	£ 9,146